FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCE COSTS
Interests on loans from related parties			$ 3,880
Interests on lease liabilities	$ 8,047	$ 8,088	8,277
Interests on bank borrowings			51
Interests charge on unwinding of provisions	491	336	285
Finance costs	$ 8,538	$ 8,424	$ 12,493